Trade and Other Receivables - Schedule of Minimum Lease Payments Receivable (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	$ 87,866,690	$ 81,437,803
Gross Carrying Amount [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	12,574,641	13,043,482
Gross Carrying Amount [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	11,492,554	10,294,652
Gross Carrying Amount [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	11,377,461	10,266,956
Gross Carrying Amount [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	11,308,946	10,226,534
Gross Carrying Amount [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	9,494,846	10,118,045
Gross Carrying Amount [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	31,618,242	27,488,134
Interest [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	7,257,821	10,279,129
Interest [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,839,157	4,487,336
Interest [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,833,885	1,735,758
Interest [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,628,175	1,692,482
Interest [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,056,999	1,309,548
Interest [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	602,282	472,761
Interest [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	297,323	581,244
Present Value [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	80,608,869	71,158,674
Present Value [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	10,735,484	8,556,146
Present Value [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	9,658,669	8,558,894
Present Value [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	9,749,286	8,574,474
Present Value [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	10,251,947	8,916,986
Present Value [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	8,892,564	9,645,284
Present Value [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	$ 31,320,919	$ 26,906,890